Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2016
Property, plant and equipment, net
Property, plant and equipment, net

	December 31,
($ in millions)	2016	2015
Land and buildings	3,786	4,003

Machinery and equipment	7,368	7,554
Construction in progress	515	559

	11,669	12,116
Accumulated depreciation	(6,926)	(6,840)

Total	4,743	5,276

Schedule of assets under capital leases included in property, plant and equipment, net
	December 31,
($ in millions)	2016	2015
Land and buildings	120	149
Machinery and equipment	47	53

	167	202
Accumulated depreciation	(82)	(113)

Total	85	89